Long-Term Debt - Schedule of Carrying Values and Fair Values of Notes Payable and Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
6.75% Senior Notes due June 2018 [Member] | Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2018-06	2018-06
Senior Notes, Interest rate	6.75%	6.75%
7.75% Senior Notes due June 2021 [Member] | Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2021-06	2021-06
Senior Notes, Interest rate	7.75%	7.75%
8.125% Senior Notes due June 2023 [Member] | Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2023-06	2023-06
Senior Notes, Interest rate	8.125%	8.125%
7.25% Senior Notes due October 2020 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2020-10	2020-10
Senior Notes, Interest rate	7.25%	7.25%
7.25% Senior Notes due April 2019 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2019-04	2019-04
Senior Notes, Interest rate	7.25%	7.25%
7.5% Senior Notes due April 2021 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2021-04	2021-04
Senior Notes, Interest rate	7.50%	7.50%
6.625 % Senior Notes due December 2022 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2022-12	2022-12
Senior Notes, Interest rate	6.625%	6.625%
5.5% Senior Notes due August 2023 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2023-08	2023-08
Senior Notes, Interest rate	5.50%	5.50%
Senior Secured Credit Facilities Due June 2019 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2019-06	2019-06